Business Segments (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Summary financial data by segment follows (in thousands):

	Year ended December 31,
	2018	2017	2016
Revenue:
Drilling & Downhole	$334,019	$310,523	$283,010
Completions	373,107	184,182	72,241
Production	361,407	327,287	233,754
Eliminations	(4,314)	(3,372)	(1,370)
Total revenue	$1,064,219	$818,620	$587,635

Segment operating income (loss):
Drilling & Downhole	$(33,335)	$(47,106)	$(62,439)
Completions	31,924	8,797	(36,225)
Production	6,022	7,811	655
Corporate	(35,079)	(33,427)	(27,440)
Total segment operating loss	(30,468)	(63,925)	(125,449)
Goodwill and intangible asset impairments	363,522	69,062	—
Transaction expenses	3,446	6,511	865
Loss (gain) on disposal of assets and other	(438)	2,097	2,638
Operating loss	$(396,998)	$(141,595)	$(128,952)

Depreciation and amortization
Drilling & Downhole	$31,985	$38,463	$41,231
Completions	33,943	17,631	13,145
Production	8,407	8,608	6,738
Corporate	173	427	646
Total depreciation and amortization	$74,508	$65,129	$61,760
A summary of capital expenditures by reportable segment is as follows (in thousands):

	Year ended December 31,
Capital expenditures	2018	2017	2016
Drilling & Downhole	$8,067	$7,093	$8,232
Completions	4,997	4,789	2,099
Production	4,877	6,855	1,953
Corporate	6,102	7,972	4,544
Total capital expenditures	$24,043	$26,709	$16,828
A summary of consolidated assets by reportable segment is as follows (in thousands):

	Year ended December 31,
Assets	2018	2017	2016
Drilling & Downhole	$663,414	$1,057,378	$1,145,426
Completions	872,731	790,255	317,016
Production	243,354	251,685	175,940
Corporate	50,153	95,910	196,810
Total assets	$1,829,652	$2,195,228	$1,835,192

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
A summary of long-lived assets by country is as follows (in thousands):

	Year ended December 31,
Long-lived assets:	2018	2017	2016
United States	$868,295	$1,087,381	$809,545
Europe & Africa	100,451	213,008	184,768
Canada	87,221	88,280	79,403
Asia-Pacific	984	7,984	7,855
Middle East	6,049	7,362	3,175
Latin America	635	832	730
Total long-lived assets	$1,063,635	$1,404,847	$1,085,476

The following table presents our revenues disaggregated by geography based on shipping destination (in thousands):

	Year ended December 31,
	2018		2017		2016
Revenue:	$	%	$	%	$	%
United States	$811,724	76.3%	$621,445	76.0%	$361,941	61.7%
Canada	68,635	6.4%	60,898	7.4%	42,520	7.2%
Europe & Africa	57,632	5.4%	61,134	7.5%	77,847	13.2%
Middle East	54,541	5.1%	25,634	3.1%	25,975	4.4%
Asia-Pacific	46,503	4.4%	28,694	3.5%	51,880	8.8%
Latin America	25,184	2.4%	20,815	2.5%	27,472	4.7%
Total Revenue	$1,064,219	100.0%	$818,620	100.0%	$587,635	100.0%

Revenue from External Customers by Products and Services
The following table presents our revenues disaggregated by product line (in thousands):

	Year ended December 31,
	2018		2017		2016
Revenue:	$	%	$	%	$	%
Drilling Technologies	$178,260	16.6%	$168,816	20.6%	$135,051	23.3%
Downhole Technologies	104,974	9.9%	76,010	9.3%	59,545	10.1%
Subsea Technologies	50,785	4.8%	65,697	8.0%	88,414	15.0%
Stimulation and Intervention	228,721	21.5%	148,666	18.2%	72,241	12.3%
Coiled Tubing	144,386	13.6%	35,516	4.3%	—	—%
Production Equipment	141,169	13.3%	124,323	15.2%	77,166	13.1%
Valve Solutions	220,238	20.7%	202,964	24.8%	156,588	26.6%
Eliminations	(4,314)	(0.4)%	(3,372)	(0.4)%	(1,370)	(0.4)%
Total revenue	$1,064,219	100.0%	$818,620	100.0%	$587,635	100.0%